Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Intech S&P Large Cap Diversified Alpha ETF
Shareholder Report [Line Items]
Fund Name	Intech S&P Large Cap Diversified Alpha ETF
Class Name	Intech S&P Large Cap Diversified Alpha ETF
Trading Symbol	LGDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intech S&P Large Cap Diversified Alpha ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Large Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 933-2083
Additional Information Website	www.IntechETFs.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Intech S&P Large Cap Diversified Alpha ETF	$13	0.25%
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 142,002,000
Holdings Count | Holdings	279
Advisory Fees Paid, Amount	$ 168,664
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$142,002
Number of Holdings	279
Total Advisory Fee	$168,664
Portfolio Turnover Rate	61%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	8.4%
Apple, Inc.	5.2%
Microsoft Corp.	4.8%
Alphabet, Inc. - Class A	4.3%
Alphabet, Inc. - Class C	3.5%
Broadcom, Inc.	3.2%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc. - Class A	2.0%
Micron Technology, Inc.	2.0%
Eli Lilly & Co.	1.8%

Intech S&P Small-Mid Cap Diversified Alpha ETF
Shareholder Report [Line Items]
Fund Name	Intech S&P Small-Mid Cap Diversified Alpha ETF
Class Name	Intech S&P Small-Mid Cap Diversified Alpha ETF
Trading Symbol	SMDX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intech S&P Small-Mid Cap Diversified Alpha ETF (the "Fund") for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.IntechETFs.com. You can also request this information by contacting us at (833) 933-2083 or by writing to Intech S&P Small-Mid Cap Diversified Alpha ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 933-2083
Additional Information Website	www.IntechETFs.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Intech S&P Small-Mid Cap Diversified Alpha ETF	$18	0.35%
*	Costs paid as a percentage of investment is an annualized figure.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
Net Assets	$ 130,096,000
Holdings Count | Holdings	526
Advisory Fees Paid, Amount	$ 216,212
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Size (Thousands)	$130,096
Number of Holdings	526
Total Advisory Fee	$216,212
Portfolio Turnover Rate	79%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of July 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Jones Lang LaSalle, Inc.	1.2%
United Therapeutics Corp.	1.0%
US Foods Holding Corp.	1.0%
East West Bancorp, Inc.	1.0%
Tenet Healthcare Corp.	0.9%
AECOM	0.9%
Exelixis, Inc.	0.9%
XPO, Inc.	0.9%
Lamar Advertising Co. - Class A - REIT	0.8%
Everpure, Inc. - Class A	0.8%

[1]	Costs paid as a percentage of investment is an annualized figure.
[2]	Costs paid as a percentage of investment is an annualized figure.